Finance Lease Liabilities (Details) - Schedule of Financing Lease Liabilities for Reporting Purposes - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Financing Lease Liabilities for Reporting Purposes [Abstract]
Long-term portion of finance lease liabilities	$ 282,015	$ 366,359
Current maturities of finance lease liabilities	58,264	59,736
Total	$ 340,279	$ 426,095